Document and Entity Information	Jul. 01, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	Frost Family of Funds
Entity Central Index Key	0001762332
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Nov. 28, 2019